Performance Management	May 01, 2026
LoCorr Macro Strategies Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges. The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Net asset value (“NAV”) per share information and updated performance information is available on the Fund’s website at www.LoCorrFunds.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index
Performance Additional Market Index [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.
Bar Chart [Heading]	Calendar Year Total Return LoCorr Macro Strategies Fund – Class I
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q2 2022	8.01%

Lowest Quarterly Return:	Q4 2023	-7.25%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	8.01%
Highest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(7.25%)
Lowest Quarterly Return, Date	Dec. 31, 2023
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Does Reflect Sales Loads	The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.
Performance Table Market Index Changed	The Bloomberg U.S. Aggregate Bond Index is now the Fund's primary broad based index. The new primary index is a broad measure of market performance and has been added to comply with updated regulatory requirements.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares. The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.
Performance Availability Website Address [Text]	www.LoCorrFunds.com
LoCorr Long/Short Commodities Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns of the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index. The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges. The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Net asset value (“NAV”) per share information and updated performance information is available on the Fund’s website at www.LoCorrFunds.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns of the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index.
Performance Additional Market Index [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns of the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.
Bar Chart [Heading]	Calendar Year Total Return LoCorr Long/Short Commodities Strategy Fund – Class I
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q1 2020	15.67%

Lowest Quarterly Return:	Q4 2024	-6.81%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	15.67%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(6.81%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Does Reflect Sales Loads	The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares. The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.

Performance Availability Website Address [Text]	www.LoCorrFunds.com
LoCorr Dynamic Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index. The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges. The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Net asset value (“NAV”) per share information and updated performance information is available on the Fund’s website at www.LoCorrFunds.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index.
Performance Additional Market Index [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.
Bar Chart [Heading]	Calendar Year Total Return LoCorr Dynamic Opportunity Fund – Class I
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q4 2020	16.49%

Lowest Quarterly Return:	Q1 2020	-24.01%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	16.49%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(24.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Does Reflect Sales Loads	The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.
Performance Table Market Index Changed	The Bloomberg U.S. Aggregate Bond Index is now the Fund's primary broad based index. The new primary index is a broad measure of market performance and has been added to comply with updated regulatory requirements.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares.
Performance Availability Website Address [Text]	www.LoCorrFunds.com
LoCorr Market Trend Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns for the Fund's Class I shares compare with that of a broad-based securities index and a secondary index. The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges. The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available at no cost to shareholders by visiting www.LoCorrFunds.com or by calling 1-855-523-8637. Net asset value (“NAV”) per share information may be obtained by visiting www.LoCorrFunds.com/performance.html.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns for the Fund's Class I shares compare with that of a broad-based securities index and a secondary index.
Performance Additional Market Index [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns for the Fund's Class I shares compare with that of a broad-based securities index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.
Bar Chart [Heading]	Calendar Year Total Return LoCorr Market Trend Fund – Class I
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q1 2022	21.48%

Lowest Quarterly Return:	Q4 2023	-14.38%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	21.48%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(14.38%)
Lowest Quarterly Return, Date	Dec. 31, 2023
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Does Reflect Sales Loads	The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.
Performance Table Market Index Changed	The Bloomberg U.S. Aggregate Bond Index is now the Fund's primary broad based index. The new primary index is a broad measure of market performance and has been added to comply with updated regulatory requirements.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares. The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.
Performance Availability Website Address [Text]	www.LoCorrFunds.com
Performance Availability Phone [Text]	1-855-523-8637
LoCorr Spectrum Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index. The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges. The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Net asset value (“NAV”) per share information and updated performance information is available on the Fund’s website at www.LoCorrFunds.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index.
Performance Additional Market Index [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year, ten-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.
Bar Chart [Heading]	Calendar Year Total Return LoCorr Spectrum Income Fund – Class I
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q4 2020	21.56%

Lowest Quarterly Return:	Q1 2020	-35.56%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	21.56%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(35.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Does Reflect Sales Loads	The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.
Performance Table Footnotes	The Fund's inception date is December 31, 2013, the date to which performance is measured. The Fund commenced operations on January 1, 2014.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares. The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.

Performance Availability Website Address [Text]	www.LoCorrFunds.com
LoCorr Hedged Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index. The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A Shares would be lower due to differing expense structures and sales charges. The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares for the one-year period. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Net asset value (“NAV”) per share information and updated performance information is available on the Fund’s website at www.LoCorrFunds.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index.
Performance Additional Market Index [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A Shares would be lower due to differing expense structures and sales charges.
Bar Chart [Heading]	Calendar Year Total Return LoCorr Hedged Core Fund – Class I
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q1 2025	2.02%

Lowest Quarterly Return:	Q2 2025	-0.94%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	2.02%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(0.94%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Does Reflect Sales Loads	The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares for the one-year period.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown for Class I shares only and will vary for Class A shares. The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.

Performance Availability Website Address [Text]	www.LoCorrFunds.com
LoCorr Strategic Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by visiting www.LoCorrFunds.com or by calling 1-855-523-8637.

Performance One Year or Less [Text]	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.LoCorrFunds.com
Performance Availability Phone [Text]	1-855-523-8637